Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,705,000.00
Previously Paid Amount	0.00
Total Fee Amount	373.56
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 373.56
Narrative - Max Aggregate Offering Price	$ 2,705,000.00
Final Prospectus	true